Subsequent Events (Details Narrative)																							6 Months Ended
	Aug. 01, 2023 USD ($)	Jul. 27, 2023 USD ($) $ / shares shares	Jul. 18, 2023 USD ($)	Jul. 12, 2023 USD ($)	Mar. 21, 2023 USD ($)	Mar. 21, 2023 USD ($)	Mar. 15, 2023 $ / shares shares	Feb. 27, 2023 $ / shares shares	Nov. 16, 2022 USD ($)	Oct. 12, 2022 shares	Jul. 14, 2022 shares	Jun. 30, 2022 shares	Jun. 30, 2022 shares	Mar. 31, 2022 shares	Feb. 24, 2022 shares	Jan. 06, 2022 shares	Nov. 17, 2021 $ / shares shares	Oct. 21, 2021 shares	Aug. 24, 2021 shares	Apr. 07, 2021 $ / shares shares	Mar. 31, 2021 shares	Feb. 03, 2021 shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Nov. 14, 2023 shares	Jul. 26, 2023 $ / shares	Jul. 14, 2023 USD ($) $ / shares shares	Jul. 11, 2023 shares	Feb. 28, 2023 $ / shares shares	Jan. 31, 2023 $ / shares	Jan. 05, 2023 shares	Dec. 31, 2022 $ / shares shares	Nov. 29, 2022 shares	Nov. 14, 2022 USD ($) $ / shares shares	Apr. 04, 2022 shares	Jan. 03, 2022 shares	Dec. 31, 2021 $ / shares shares	Oct. 07, 2021 $ / shares shares	Oct. 06, 2021 shares
Subsequent Event [Line Items]
Shares authorized															1,209,604	39,573																	438,085		20,000	1,200,000
Common stock, shares issued																							36,000,000.0									29,287,212					26,110,268
Common stock, par value | $ / shares																	$ 0.0001						$ 0.0001									$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares authorized								50,000,000.0															150,000,000						150,000,000.0			50,000,000					50,000,000	50,000,000	25,000,000
Share price | $ / shares																																		$ 1.5625
Class of warrant or right, outstanding															1,210,110																					1,200,215
Class of warrant or right, exercise price | $ / shares																	$ 1.385			$ 0.01
Repayments of convertible debt | $																								$ 50,000
Number of new stock issued during the period															1,209,604		6,772,000			1,250,000
Common Stock [Member]
Subsequent Event [Line Items]
Class of warrant or right, outstanding																	10,830,305
Number of new stock issued during the period												30,910	30,900
Maximum [Member]
Subsequent Event [Line Items]
Notes payable | $																																		$ 71,520,462
Aggia LLC [Member]
Subsequent Event [Line Items]
Common stock, shares issued																											8,900,000							5,600,000
Common stock, par value | $ / shares																											$ 0.0001							$ 0.0001
Common stock, shares authorized																									14,400,000		14,400,000		14,400,000					14,400,000
Percentage of issued and outstanding shares																									0.499									49.9
Shares issued price per share | $ / shares																											$ 3.125							$ 1.5625
Percentage of net income generated by business segment																											40.00%
Share price of net income generated by business segment | $ / shares																											$ 1.25
Share price | $ / shares																											$ 0.001
Notes payable | $																											$ 71,500,000
Aggia LLC [Member] | Maximum [Member]
Subsequent Event [Line Items]
Notes payable | $																																		$ 71,500,000
Sadot Agri-Foods [Member]
Subsequent Event [Line Items]
Consulting fees, percentage of net income generated by business segment																							80.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares																													$ 0.0001
Common stock, shares authorized																													150,000,000
Shares issued price per share | $ / shares																														$ 1.00
Number of new stock issued during the period							68,928	531,072
Stock option, exercise price | $ / shares							$ 1.505	$ 1.505
Subsequent Event [Member] | Two Thousand And Twenty Three Plan [Member]
Subsequent Event [Line Items]
Reversed issuance of common stock shares																													2,500,000
Shares issued																													68,928
Subsequent Event [Member] | Convertible Debt [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount | $			$ 200,000	$ 600,000
Repayments of convertible debt | $			$ 200,000	$ 500,000
Subsequent Event [Member] | Revolving Credit Facility [Member] | Line of Credit [Member]
Subsequent Event [Line Items]
Repayments of long-term debt | $	$ 3,500,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Class of warrant or right, outstanding		2,200,000
Proceeds from warrant exercises | $		$ 2,200,000
Class of warrant or right, exercise price | $ / shares		$ 1,000,000.00																								$ 1.385
Subsequent Event [Member] | Common Stock [Member] | Additional Warrant [Member]
Subsequent Event [Line Items]
Class of warrant or right, exercise price | $ / shares		$ 2.40
Subsequent Event [Member] | Aggia LLC [Member]
Subsequent Event [Line Items]
Common stock, shares issued																											8,900,000
Common stock, par value | $ / shares																											$ 0.0001
Common stock, shares authorized																											14,400,000
Shares issued price per share | $ / shares																											$ 3.125
Percentage of net income generated by business segment																											40.00%
Share price of net income generated by business segment | $ / shares																											$ 1.25
Share price | $ / shares																											$ 0.001
Subsequent Event [Member] | Aggia LLC [Member] | Maximum [Member]
Subsequent Event [Line Items]
Notes payable | $																											$ 71,500,000
Subsequent Event [Member] | Sadot Agri-Foods [Member]
Subsequent Event [Line Items]
Consulting fees, percentage of net income generated by business segment																											40.00%
Share-based payment arrangement, noncash expense, percentage of reduction																											50.00%
Board Of Directors [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares authorized																												32,900
Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Shares authorized										75,792	74,019
Number of new stock issued during the period										75,792	74,019			53,961		39,573		24,275	20,829		12,711	16,126
Board of Directors Chairman [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares authorized																															31,308
Chief Financial Officer [Member] | Black Agreement [Member]
Subsequent Event [Line Items]
Officers compensation | $						$ 200,000			$ 190,000
Salary percentage						50.00%			50.00%
Additional bonus | $						$ 100,000			$ 50,000
Chief Financial Officer [Member] | Subsequent Event [Member] | Black Agreement [Member]
Subsequent Event [Line Items]
Officers compensation | $					$ 250,000
Salary percentage					50.00%
Additional bonus | $					$ 50,000
Designated Directors [Member] | Black Agreement [Member]
Subsequent Event [Line Items]
Additional bonus | $						$ 25,000.0			$ 25,000
Designated Directors [Member] | Subsequent Event [Member] | Black Agreement [Member]
Subsequent Event [Line Items]
Additional bonus | $					$ 25,000